Note 7 - Convertible Debentures (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Convertible debenture total	$ 183,000
Unamortized debt discount	(157,003)	0
Convertible debenture current portion	25,997
Third Asher Note
Convertible debenture total	37,500
Continental Note
Convertible debenture total	50,000
Second Asher Note
Convertible debenture total	37,500
First Asher note
Convertible debenture total	$ 58,000